19. Employee benefits (Post-Employment) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Summary of Employee Benefits
19.	Employee benefits (post-employment)
	12.31.2020	12.31.2019
Liabilities
AMS Medical Plan	5,356	11,986
Petros Pension Plan - Renegotiated (PPSP-R)	6,016	10,231
Petros Pension Plan - Non-renegotiated (PPSP-NR)	1,621	3,264
Petros Pension Plan - Renegotiated - Pre-70	1,508	−
Petros Pension Plan - Non-renegotiated - Pre-70	1,075	−
Petros 2 Pension Plan	477	989
Other plans	16	24
Total	16,069	26,494
Current	1,549	887
Non-current	14,520	25,607
Total	16,069	26,494
(*) It includes obligations with contribution for the revision of the lump sum death benefit (see note 19.2.1).

Summary of Pension Plan Assets

As of December 31, 2020, the balance of the TFC, signed by Petrobras and Petros Foundation in 2008, to cover obligations with defined benefits plans is presented as follows:

12.31.2020
Liabilities
Petros Pension Plan - Renegotiated Pre-70 (PPSP-R Pre-70) (*)	1,254
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre-70) (*)	808
Petros Pension Plan - Renegotiated (PPSP-R)	465
Total	2,527
(*) Includes the amendment to the TCF Pre-70, amounting to US$ 210, of which US$ 101 relates to PPSP-R Pre-70 and US$ 109 to PPSP-NR Pre-70.

Disclosure of Changes in the Actuarial Liabilities, Fair Value of Assets and Amounts Recognized in Statement of Financial Position

a)                Changes in the actuarial liabilities recognized in the statement of financial position

	2020
	Pension Plans			Medical Plan
	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2	AMS	Other plans	Total

Amounts recognized in the Statement of Financial Position
Present value of obligations	15,847	4,811	1,177	5,356	26	27,217
( -) Fair value of plan assets	(8,650)	(2,213)	(700)	−	(12)	(11,575)
Net actuarial liability as of December 31,	7,197	2,598	477	5,356	14	15,642
Changes in the net actuarial liability
Balance as of January 1,	10,231	3,264	989	11,986	24	26,494
Recognized in the Statement of Income	84	40	131	(1,672)	2	(1,415)
Costs incurred in the period	(298)	(93)	64	(2,348)	−	(2,675)
Service cost	382	133	67	676	2	1,260
Recognized in Equity - other comprehensive income	(344)	285	(391)	(1,957)	(8)	(2,415)
Remeasurement effects recognized in other comprehensive income	(344)	285	(391)	(1,957)	(8)	(2,415)
Cash effects	(474)	(265)	−	(308)	(1)	(1,048)
Contributions paid	(255)	(80)	−	(308)	(1)	(644)
Payments related to Term of financial commitment (TFC)	(219)	(185)	−	−	−	(404)
Other changes	(2,300)	(726)	(252)	(2,693)	(3)	(5,974)
Others	−	−	−	−	2	2
Cumulative Translation Adjustment	(2,300)	(726)	(252)	(2,693)	(5)	(5,976)
Balance of actuarial liability as of December 31,	7,197	2,598	477	5,356	14	15,642
Obligations with contribution for the revision of the lump sum death benefit	315	99	−	−	−	414
Cumulative Translation Adjustment	12	(1)	−	−	2	13
Total obligation with pension and medical benefits	7,524	2,696	477	5,356	16	16,069
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**) 'It includes the gain from past service cost, in the amount of US$ 374, due to the change in the Renegotiated and Non-renegotiated Petros Plans, and US$ 2,538 due to the change in the AMS Medical Plan.

						2019
	Pension Plans			Medical Plan
	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2	AMS	Othe plans	Total

Amounts recognized in the Statement of Financial Position
Present value of obligations	20,919	5,955	1,672	11,986	37	40,569
( -) Fair value of plan assets	(10,688)	(2,691)	(683)	−	(13)	(14,075)
Net actuarial liability as of December 31,	10,231	3,264	989	11,986	24	26,494
Changes in the net actuarial liability
Balance as of January 1,	7,152	2,880	411	12,236	71	22,750
Recognized in the Statement of Income	561	211	75	1,232	7	2,086
Costs incurred in the period	51	6	40	208	2	307
Service cost	510	205	35	1,024	5	1,779
Recognized in Equity - other comprehensive income	4,155	815	527	89	3	5,589
Remeasurement effects recognized in other comprehensive income	4,155	815	527	89	3	5,589
Cash effects	(1,057)	(376)	−	(442)	(7)	(1,882)
Contributions paid	(340)	(107)	−	(442)	(7)	(896)
Payments related to Term of financial commitment (TFC)	(717)	(269)	−	−	−	(986)
Other changes	(580)	(266)	(24)	(1,129)	(50)	(2,049)
Discontinued operations	(399)	(176)	(17)	(651)	(1)	(1,244)
Others	−	−	−	−	(48)	(48)
Cumulative Translation Adjustment	(181)	(90)	(7)	(478)	(1)	(757)
Balance of actuarial liability as of December 31,	10,231	3,264	989	11,986	24	26,494
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Summary of present value of the obligation

At December 31, 2020, a US$ 3,762 gain was accounted for in Equity, within other comprehensive income, arising from the effect of updated premises on the present value of the obligations of benefit plans, as set out as follows:

						2020
	Pension Plans			Medical Plan
	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2	AMS	Other plans	Total
Changes in the present value of obligations
Present value of obligations at the beginning of the year	20,919	5,955	1,672	11,986	37	40,569
Recognized in the Statement of Income	589	190	176	(1,672)	3	(714)
Interest expense	887	283	112	676	3	1,961
Service cost (**)	(298)	(93)	64	(2,348)	−	(2,675)
Recognized in Equity - other comprehensive income	(148)	211	(228)	(1,957)	(7)	(2,129)
Remeasurement: Experience (gains) / losses (***)	(436)	231	55	(671)	−	(821)
Remeasurement: (gains) / losses - demographic assumptions	−	−	(20)	1	1	(18)
Remeasurement: (gains) / losses - financial assumptions	288	(20)	(263)	(1,287)	(8)	(1,290)
Others	(5,513)	(1,545)	(443)	(3,001)	(7)	(10,509)
Benefits paid	(920)	(228)	(35)	(310)	(2)	(1,495)
Contributions paid by participants	75	15	−	−	−	90
Others	−	−	−	−	2	2
Cumulative Translation Adjustment	(4,668)	(1,332)	(408)	(2,691)	(7)	(9,106)
Present value of obligations at the end of the year	15,847	4,811	1,177	5,356	26	27,217
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**) 'It includes the gain from past service cost, in the amount of US$ 374, due to the change in the Renegotiated and Non-renegotiated Petros Plans, and US$ 2,538 due to the change in the AMS Medical Plan.
(***) It includes additional contributions - New PED.
						2019
	Pension Plans			Medical Plan
	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2	AMS	Other plans	Total
Changes in the present value of obligations
Present value of obligations at the beginning of the year	16,689	5,372	996	12,236	112	35,405
Recognized in the Statement of Income	1,408	437	122	1,232	8	3,207
Interest expense	1,357	431	83	1,024	6	2,901
Service cost	51	6	39	208	2	306
Recognized in Equity - other comprehensive income	5,254	1,033	670	89	5	7,051
Remeasurement: Experience (gains) / losses (**)	1,165	17	(34)	(2,489)	(7)	(1,348)
Remeasurement: (gains) / losses - demographic assumptions	45	59	(43)	(169)	(1)	(109)
Remeasurement: (gains) / losses - financial assumptions	4,044	957	747	2,747	13	8,508
Others	(2,432)	(887)	(116)	(1,571)	(88)	(5,094)
Discontinued operations	(892)	(304)	(58)	(651)	−	(1,905)
Benefits paid	(1,097)	(420)	(33)	(442)	(2)	(1,994)
Contributions paid by participants	82	16	−	−	−	98
Others	−	−	−	−	(84)	(84)
Cumulative Translation Adjustment	(525)	(179)	(25)	(478)	(2)	(1,209)
Present value of obligations at the end of the year	20,919	5,955	1,672	11,986	37	40,569
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**) It includes additional contributions - PED 2015.
	2020						2019
	Pension Plan			Medical Plan
	Petros Renegotiated	Petros Non -renegotiated	Petros 2	AMS	Other Plans	Total	Total
Up to 1 Year	879	312	31	261	1	1,484	1,923
1 to 5 Years	3,306	1,119	149	866	4	5,444	9,305
6 to 10 Years	3,474	1,135	145	996	5	5,755	8,046
11 To 15 Years	3,290	778	145	859	5	5,077	6,459
Over 15 Years	4,898	1,467	707	2,374	11	9,457	14,836
Total	15,847	4,811	1,177	5,356	26	27,217	40,569
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Summary of fair value of plan assets

c)                Fair value of plan assets

						2020
	Pension Plans			Medical Plan
	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2	AMS	Other plans	Total
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	10,688	2,691	683	−	13	14,075
Recognized in the Statement of Income	505	150	45	−	1	701
Interest income	505	150	45	−	1	701
Recognized in Equity - other comprehensive income	196	(74)	163	−	1	286
Remeasurement: Return on plan assets due to lower interest income	196	(74)	163	−	1	286
Cash effects	474	265	−	308	1	1,048
Contributions paid by the sponsor (Company) (*)	255	80	−	308	1	644
Term of financial commitment (TFC) paid by the Company	219	185	−	−	−	404
Other Changes	(3,213)	(819)	(191)	(308)	(4)	(4,535)
Contributions paid by participants	75	15	−	−	−	90
Benefits Paid	(920)	(228)	(35)	(310)	(2)	(1,495)
Others	−	−	−	−	−	−
Cumulative Translation Adjustment	(2,368)	(606)	(156)	2	(2)	(3,130)
Fair value of plan assets at the end of the year	8,650	2,213	700	−	12	11,575
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
						2019
	Pension Plans			Medical Plan
	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2		Other plans
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	9,537	2,492	585	−	41	12,655
Recognized in the Statement of Income	847	226	48	−	2	1,123
Interest income	847	226	48	−	2	1,123
Recognized in Equity - other comprehensive income	1,099	218	143	−	2	1,462
Remeasurement: Return on plan assets due to lower interest income	1,099	218	143	−	2	1,462
Cash effects	1,067	381	−	442	7	1,897
Contributions paid by the sponsor (Company) (*)	342	108	−	442	7	899
Term of financial commitment (TFC) paid by the Company	725	273	−	−	−	998
Other Changes	(1,862)	(626)	(93)	(442)	(39)	(3,062)
Discontinued operations	(493)	(128)	(42)	−	−	(663)
Contributions paid by participants	82	16	−	−	−	98
Benefits Paid	(1,097)	(420)	(33)	(442)	(2)	(1,994)
Others	−	−	−	−	(36)	(36)
Cumulative Translation Adjustment	(354)	(94)	(18)	−	(1)	(467)
Fair value of plan assets at the end of the year	10,688	2,691	683	−	13	14,075
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Summary of Pension Plan Assets by Type of Asset

The pension plan assets by type of asset are set out as follows:

				2020		2019
Type of asset	Quoted prices in active markets	Unquoted prices	Total fair value	%	Total fair value	%
Receivables	-	847	847	8%	963	7%
Fixed income	4,372	2,814	7,186	62%	8,786	62%
Government bonds	4,372	452	4,824	-	6,179	-
Fixed income funds	-	1,500	1,500	-	1,608	-
Other investments	-	862	862	-	999	-
Variable income	2,377	137	2,514	21%	2,905	21%
Common and preferred shares	2,377	-	2,377	-	2,753	-
Other investments	-	137	137	-	152	-
Structured investments	3	110	113	1%	185	1%
Real estate properties	-	563	563	5%	767	5%
	6,752	4,471	11,223	97%	13,606	97%
Loans to participants	-	352	352	3%	469	3%
Total	6,752	4,823	11,575	100%	14,075	100%

Sumarry of net expenses relating to beenfit plan

e)                Net expenses relating to benefit plans

						2020	2019	2018
			Pension Plans	Medical Plan
	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2	AMS	Other Plans	Total	Total	Total
Present value of obligations	589	190	176	(1,672)	3	(714)	3,209	3,275
Fair value of plan assets	(505)	(150)	(45)	−	(1)	(701)	(1,123)	(1,257)
Obligations with contribution for the revision of the lump sum death benefit	315	99	−	−	−	414	−	−
Net expenses for the year	399	139	131	(1,672)	2	(1,001)	2,086	2,018
Related to active employees	66	15	112	(276)	−	(83)	715	617
Related to retired employees (**)	333	124	19	(1,396)	2	(918)	1,371	1,401
Net expenses for the year	399	139	131	(1,672)	2	(1,001)	2,086	2,018
(*) It includes the balance of PPSP-R Pre-70 and PPSP-NR Pre-70.
(**) It includes US$ 889 related to the actuarial remeasurement and US$ 29 to the update of the obligation with the contribution for the reduction of the lump sum death benefit.

Summary of Actuarial Assumptions

f)                 Main actuarial assumptions

					Pension Plans	2020 Medical Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pré-70	PPSP-NR Pré-70	PP2	AMS
Nominal discount rate (including inflation)(1)	5.83% (05/2020) 7.03% (12/2020)	5.77% (05/2020) 6.97% (12/2020)	6.55%	6.55%	7.44%	7.2%
Nominal expected salary growth (including inflation) (2)	4.75%	4.54%	4.75%	4.54%	6.2%	according to security plan
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	6.17% a 3.90% a.a.
Mortality table	EX-PETROS 2013 (bidecremental)	EX-PETROS 2020 (bidecremental)	EX-PETROS 2016 (bidecremental)	EX-PETROS 2020 (bidecremental)	AT-2012 IAM basic fem 10% smoothed	EX-PETROS 2013 (bidecremental)
Disability table	American group	American group	n/a	n/a	Álvaro Vindas 40% smoothed	Álvaro Vindas 40% smoothed
Mortality table for disabled participants	AT-49 male	AT-49 male	MI 2006, by gender, 20% smoothed	Petros Experience 2014	IAPB 1957 strong, 20% smoothed	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	1st eligibility	Male, 56 years / Female, 55 years

(1) Inflation reflects market projections: 3.32% for 2021 and converging to 3.9% in 2025 onwards.
(2) Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3) Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.
2019
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pre-70	PPSP-NR Pre-70	PP2	AMS
Nominal discount rate (including inflation)(1)	7.13%	7.10%	6.82%	6.81%	7.30%	7.19%
Nominal expected salary growth (including inflation) (2)	4.61%	4.34%	4.61%	4.34%	6.40%	according to security plan
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	10.46% a 3.50% p.a.
Mortality table	EX-PETROS 2013 (bidecremental)	EX-PETROS 2020 (bidecremental)	EX-PETROS 2016 (bidecremental)	EX-PETROS 2020 (bidecremental)	AT-2000 female, smoothed in a 10%	EX-PETROS 2013 (bidecremental)
Disability table	American group	American group	n/a	n/a	American group reduced by 40%	American group
Mortality table for disabled participants	AT-49 male	AT-49 male	MI 2006, by gender, 20% smoothed	MI 2006, by gender, 20% smoothed	IAPB 1957 strong	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	1st eligibility	Male, 56 years / Female, 55 years

(1) Inflation reflects market projections: 3.61% for 2020 and converging to 3.5% in 2035 onwards.
(2) Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3) Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

Schedule of Defined Benefit Costs

g)               Sensitivity analysis of the defined benefit plans

The effect of a 100 basis points (bps) change in the assumed discount rate and medical cost trend rate is as set out below:

	Discount Rate				Expected change in medical and hospital costs
	Pension Benefits		Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(2,376)	3,064	(670)	849	857	(652)
Current Service cost and interest cost	(5)	−	(36)	46	114	(81)